Related Party Transactions - Payables Due To/From Related Parties (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Tax Allocation Agreement | AEP
Related Party Transaction [Line Items]
Accounts Receivable (Payable)	$ 4	$ 5